Goodwill and Other Intangibles - Changes in the Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Goodwill [Line Items]
Balance at beginning	$ 2,472	[1]	$ 2,449
Impact of foreign exchange and other	(19)		23
Balance at ending	2,453		2,472	[1]
Agricultural Equipment
Goodwill [Line Items]
Balance at beginning	1,654		1,648
Impact of foreign exchange and other	(8)		6
Balance at ending	1,646		1,654
Construction Equipment
Goodwill [Line Items]
Balance at beginning	593		588
Impact of foreign exchange and other	(6)		5
Balance at ending	587		593
Commercial Vehicles
Goodwill [Line Items]
Balance at beginning	64		55
Impact of foreign exchange and other	(2)		9
Balance at ending	62		64
Powertrain
Goodwill [Line Items]
Balance at beginning	5		5
Impact of foreign exchange and other	0		0
Balance at ending	5		5
Financial Services
Goodwill [Line Items]
Balance at beginning	156		153
Impact of foreign exchange and other	(3)		3
Balance at ending	$ 153		$ 156

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).